Guarantor and Non-Guarantor Financial Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Condensed Statements of Consolidated Income and Comprehensive Income
Net sales	$ 5,897.7	$ 5,525.8	$ 4,825.7
Cost of products sold	3,870.1	3,680.6	3,027.2
Gross Profit	2,027.6	1,845.2	1,798.5
Selling, distribution, and administrative expenses, restructuring, merger and integration, and other special project costs	1,023.4	965.2	922.2
Amortization and impairment charges	96.8	92.7	91.4
Other operating (income) expense - net	(3.0)	9.0	0.6
Operating Income	910.4	778.3	784.3
Interest (expense) income - net	(93.4)	(79.8)	(67.1)
Other income (expense) - net	0.3	2.7	0
Equity in net earnings of subsidiaries	0	0	0
Income Before Income Taxes	817.3	701.2	717.2
Income taxes	273.1	241.5	237.7
Net Income	544.2	459.7	479.5
Other comprehensive income, net of tax	7.4	(87.6)	24.2
Comprehensive Income	551.6	372.1	503.7
The J.M. Smucker Company (Parent) [Member]
Condensed Statements of Consolidated Income and Comprehensive Income
Net sales	4,447.6	4,302.7	3,880.9
Cost of products sold	3,957.3	3,741.0	3,196.8
Gross Profit	490.3	561.7	684.1
Selling, distribution, and administrative expenses, restructuring, merger and integration, and other special project costs	199.0	243.4	216.7
Amortization and impairment charges	4.8	11.2	5.2
Other operating (income) expense - net	(2.7)	(1.3)	(0.7)
Operating Income	289.2	308.4	462.9
Interest (expense) income - net	(94.4)	(80.7)	(67.7)
Other income (expense) - net	0.7	1,404.4	(1.3)
Equity in net earnings of subsidiaries	408.6	(1,095.0)	203.1
Income Before Income Taxes	604.1	537.1	597.0
Income taxes	59.9	77.3	117.5
Net Income	544.2	459.8	479.5
Other comprehensive income, net of tax	7.4	(87.7)	24.2
Comprehensive Income	551.6	372.1	503.7
Subsidiary Guarantors [Member]
Condensed Statements of Consolidated Income and Comprehensive Income
Net sales	1,296.4	1,547.8	2,805.6
Cost of products sold	1,190.6	1,408.8	2,546.5
Gross Profit	105.8	139.0	259.1
Selling, distribution, and administrative expenses, restructuring, merger and integration, and other special project costs	42.9	61.5	79.3
Amortization and impairment charges	0	0	64.6
Other operating (income) expense - net	(2.2)	(1.3)	(2.6)
Operating Income	65.1	78.8	117.8
Interest (expense) income - net	1.2	3.0	3.4
Other income (expense) - net	1.1	0.4	1.7
Equity in net earnings of subsidiaries	156.7	184.2	83.9
Income Before Income Taxes	224.1	266.4	206.8
Income taxes	0.4	1.2	21.8
Net Income	223.7	265.2	185.0
Other comprehensive income, net of tax	9.0	(23.1)	(45.9)
Comprehensive Income	232.7	242.1	139.1
Non-Guarantor Subsidiaries [Member]
Condensed Statements of Consolidated Income and Comprehensive Income
Net sales	5,430.3	3,822.4	3,759.8
Cost of products sold	4,015.0	2,682.7	2,884.8
Gross Profit	1,415.3	1,139.7	875.0
Selling, distribution, and administrative expenses, restructuring, merger and integration, and other special project costs	781.5	660.3	626.2
Amortization and impairment charges	92.0	81.5	21.6
Other operating (income) expense - net	1.9	11.6	3.9
Operating Income	539.9	386.3	223.3
Interest (expense) income - net	(0.2)	(2.1)	(2.8)
Other income (expense) - net	(1.5)	(3.6)	(0.4)
Equity in net earnings of subsidiaries	66.4	79.2	67.3
Income Before Income Taxes	604.6	459.8	287.4
Income taxes	212.8	163.0	98.4
Net Income	391.8	296.8	189.0
Other comprehensive income, net of tax	4.1	(49.8)	30.6
Comprehensive Income	395.9	247.0	219.6
Eliminations [Member]
Condensed Statements of Consolidated Income and Comprehensive Income
Net sales	(5,276.6)	(4,147.1)	(5,620.6)
Cost of products sold	(5,292.8)	(4,151.9)	(5,600.9)
Gross Profit	16.2	4.8	(19.7)
Selling, distribution, and administrative expenses, restructuring, merger and integration, and other special project costs	0	0	0
Amortization and impairment charges	0	0	0
Other operating (income) expense - net	0	0	0
Operating Income	16.2	4.8	(19.7)
Interest (expense) income - net	0	0	0
Other income (expense) - net	0	(1,398.5)	0
Equity in net earnings of subsidiaries	(631.7)	831.6	(354.3)
Income Before Income Taxes	(615.5)	(562.1)	(374.0)
Income taxes	0	0	0
Net Income	(615.5)	(562.1)	(374.0)
Other comprehensive income, net of tax	(13.1)	73.0	15.3
Comprehensive Income	$ (628.6)	$ (489.1)	$ (358.7)